UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

VIVALDI
ASSET MANAGEMENT

Vivaldi Multi-Strategy Fund

Class A Shares – OMOAX
Class I Shares – OMOIX

SEMI-ANNUAL REPORT
AUGUST 31, 2017

Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

Vivaldi Multi-Strategy Fund
A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Statement of Cash Flows	16
Financial Highlights	17
Notes to Financial Statements	19
Expense Example	32

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vivaldi Multi-Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.vivaldifunds.com

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 15.9%
79,560	Advent Claymore Convertible Securities and Income Fund[3]	$1,287,281
41,896	Advent Claymore Enhanced Growth & Income Fund[3]	354,440
10,568	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[3]	139,286
2,290	Alpine Global Dynamic Dividend Fund[3]	23,541
86,938	Alpine Total Dynamic Dividend Fund[3]	755,491
3,067	American Capital Senior Floating Ltd	34,964
28,346	Ares Dynamic Credit Allocation Fund, Inc.[3]	463,457
89,373	BlackRock Debt Strategies Fund, Inc.[3]	1,036,727
22,921	BlackRock Enhanced Global Dividend Trust[3]	301,870
13,219	BlackRock Muni Intermediate Duration Fund, Inc.[3]	189,164
8,696	Brookfield Real Assets Income Fund, Inc.	207,921
124,434	Clough Global Equity Fund[3]	1,678,615
211,369	Clough Global Opportunities Fund[3]	2,377,901
16	Cornerstone Strategic Value Fund, Inc.	227
16	Cornerstone Total Return Fund, Inc.	227
121,260	Delaware Enhanced Global Dividend & Income Fund[3]	1,398,128
19,360	First Trust Strategic High Income Fund II3	265,232
92,528	Garrison Capital, Inc.[3]	796,666
43,681	Invesco High Income Trust II3	653,905
8,901	Korea Equity Fund, Inc.[4]	—
7,718	Lazard Global Total Return and Income Fund, Inc.	127,733
64,368	Lazard World Dividend & Income Fund, Inc.[3]	718,991
19,725	Legg Mason BW Global Income Opportunities Fund, Inc.[3]	267,668
75,014	Madison Covered Call & Equity Strategy Fund[3]	588,860
37,899	Madison Strategic Sector Premium Fund[3]	441,523
82,004	Managed Duration Investment Grade Municipal Fund[3]	1,149,696
35,258	Morgan Stanley Emerging Markets Debt Fund, Inc.[3]	357,163
21,914	MVC Capital, Inc.[3]	219,797
45,158	NexPoint Credit Strategies Fund[3]	1,005,669
39,606	Nuveen Credit Strategies Income Fund[3]	335,067
4,444	Nuveen Mortgage Opportunity Term Fund[3]	114,122
61,643	Nuveen Mortgage Opportunity Term Fund 2[3]	1,524,431
134,494	Prudential Global Short Duration High Yield Fund, Inc.[3]	1,995,891
11,429	Prudential Short Duration High Yield Fund, Inc.[3]	173,378
3,903	Source Capital, Inc.[3]	152,685
9,717	Special Opportunities Fund, Inc.[3]	150,808
87,885	Templeton Emerging Markets Income Fund[3]	1,000,131
105,899	Virtus Total Return Fund, Inc.[3]	1,355,507
40,676	Western Asset Global High Income Fund, Inc.[3]	412,455
30,032	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[3]	336,659

	TOTAL CLOSED-END FUNDS (Cost $23,190,969)	24,393,277

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 57.6%
	COMMUNICATIONS – 11.1%
256	Alphabet, Inc. - Class C*3	$240,468
23,257	eDreams ODIGEO S.A.*	77,523
43,817	Gray Television, Inc.*3	626,583
118,448	IMAX Corp*3	2,209,055
93,093	Level 3 Communications, Inc.*3	5,067,052
91,238	Liberty Global PLC LiLAC - Class A*3	2,373,100
18,321	Liberty Global PLC LiLAC - Class C*3	472,499
145,147	National CineMedia, Inc.[3]	785,245
26,568	Nexstar Broadcasting Group, Inc.[3]	1,599,394
11,816	Shutterfly, Inc.*	538,573
7,115	Straight Path Communications, Inc. - Class B*3	1,270,099
32,585	TEGNA, Inc.[3]	411,223
38,400	Twenty-First Century Fox, Inc.[3]	1,059,456
11,792	Twitter, Inc.*	199,403
		16,929,673
	CONSUMER DISCRETIONARY – 3.1%
20,446	Advisory Board Co.*	1,088,749
1,379	Children's Place, Inc.	146,381
4,991	Copart, Inc.*	163,156
222,217	Drive Shack, Inc.	599,986
10,345	Francesca's Holdings Corp.*	75,105
15,360	HSN, Inc.	563,712
383,839	Imvescor Restaurant Group, Inc.[3]	1,100,371
10,300	Overstock.com, Inc.*	226,085
69,632	Potbelly Corp.*	835,584
		4,799,129
	CONSUMER STAPLES – 2.0%
180,028	Darling Ingredients, Inc.*3	3,132,487

	ENERGY – 2.1%
7,546	Cabot Oil & Gas Corp.[3]	192,800
9,035	Diamond Offshore Drilling, Inc.*	102,638
295	EQT Corp.	18,390
27,900	Kinder Morgan Canada Ltd.	387,401
12,226	Transocean Ltd.* 1	99,764
67,698	VTTI Energy Partners LP1,3	1,313,341
40,455	Western Refining Logistics LP	1,051,830
		3,166,164
	FINANCIALS – 11.1%
20,416	Andina Acquisition Corp. II*	207,018
35,886	Ares Capital Corp.[3]	576,329
8,451	Atlantic Acquisition Corp.*	84,763
6	Berkshire Hathaway, Inc. - Class A*3	1,628,700

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
42,771	BlackRock Resources & Commodities Strategy Trust[3]	$370,825
7,531	Constellation Alpha Capital Corp.*3	76,666
64,750	DuPont Fabros Technology, Inc. – REIT[3]	4,167,310
5,519	First Potomac Realty Trust - REIT	61,427
14,096	Hennessy Capital Acquisition Corp. III*3	144,061
8,455	I-AM Capital Acquisition Co.*	85,818
82,958	Industrea Acquisition Corp.*	840,365
9,625	KBL Merger Corp. IV*3	97,790
120,037	Kingsway Financial Services, Inc.*3	720,222
45,522	Marcus & Millichap, Inc.*3	1,198,594
37,982	MMA Capital Management LLC*3	924,862
9,150	Modern Media Acquisition Corp.*3	95,526
9,150	National Energy Services Reunited Corp.*3	87,657
155,979	OHA Investment Corp.[3]	159,099
9,238	Osprey Energy Acquisition Corp.*	92,380
23,413	Pacific Continental Corp.[3]	556,059
21,166	Parkway, Inc. - REIT	485,971
18,569	Pensare Acquisition Corp.*	190,332
256,604	Resource Capital Corp.[3]	2,655,851
24,354	Royce Micro-Cap Trust, Inc.[3]	209,201
47,023	State National Cos., Inc.[3]	976,668
2,422	Stonegate Bank	116,765
12,168	TCG BDC, Inc.[3]	225,108
		17,035,367
	HEALTH CARE – 14.6%
2,493	AbbVie, Inc.[3]	187,723
1,827	Amgen, Inc.[3]	324,786
767	Biogen, Inc.*3	242,801
4,691	Bristol-Myers Squibb Co.[3]	283,712
16,439	C.R. Bard, Inc.[3]	5,273,796
2,078	Centene Corp.*3	184,630
4,554	Gilead Sciences, Inc.[3]	381,215
10,642	Kite Pharma, Inc.*	1,894,170
1,101	McKesson Corp.[3]	164,390
38,145	Neuroderm Ltd.* 1,3	1,478,119
47,958	Novadaq Technologies, Inc.* 1,3	563,506
37,592	PAREXEL International Corp.*3	3,303,961
44,986	VCA, Inc.*3	4,181,899
120,109	VWR Corp.*3	3,965,999
		22,430,707
	INDUSTRIALS – 1.3%
29,385	AerCap Holdings N.V.*3	1,478,065

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
23,920	Supreme Industries, Inc. - Class A	$500,885
		1,978,950

	MATERIALS – 2.9%
4,239	Agnico Eagle Mines Ltd.[1,3]	217,291
17,946	Barrick Gold Corp.[1,3]	322,848
7,157	Detour Gold Corp.* 1,3	100,297
101,284	Dominion Diamond Corp.[1,3]	1,433,169
1,662	Eagle Materials, Inc.	161,629
9,803	Fortuna Silver Mines, Inc.* 1,3	47,348
1,980	Franco-Nevada Corp.[1,3]	162,004
17,656	Goldcorp, Inc.[1]	242,770
38,429	Hecla Mining Co.[3]	202,905
29,510	Kinross Gold Corp.* 1,3	134,566
17,600	Kirkland Lake Gold Ltd.[3]	229,302
9,647	Newmont Mining Corp.[3]	369,866
22,958	Novagold Resources, Inc.* 1,3	100,097
10,851	Pan American Silver Corp.[1,3]	202,480
2,312	Randgold Resources Ltd. – ADR[3]	236,957
25,526	SSR Mining, Inc.* 1,3	267,002
		4,430,531
	TECHNOLOGY – 7.9%
1,635	Apple, Inc.[3]	268,140
1,889	Check Point Software Technologies Ltd.* 1,3	211,323
4,342	FLIR Systems, Inc.[3]	164,996
5,357	Fortinet, Inc.*3	204,638
1,863	Imperva, Inc.*	83,183
4,299	Juniper Networks, Inc.[3]	119,211
32,457	Loral Space & Communications, Inc.*3	1,473,548
3,515	Microsoft Corp.[3]	262,817
55,069	NXP Semiconductors N.V.* 1	6,220,594
1,202	Palo Alto Networks, Inc.*	159,493
126,378	Vishay Precision Group, Inc.*3	2,761,359
1,650	VMware, Inc. - Class A*	178,365
		12,107,667
	UTILITIES – 1.5%
65,095	Atlantica Yield PLC[3]	1,351,372
447,666	Maxim Power Corp.*3	967,888
		2,319,260
	TOTAL COMMON STOCKS (Cost $82,916,240)	88,329,935

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 1.8%
	FINANCIALS – 1.8%
15,000	B. Riley Financial, Inc. 7.500%, 5/31/27[3]	$382,800
9,932	B. Riley Financial, Inc. 7.500%, 10/31/21	255,252
2,402	Capitala Finance Corp. 5.750%, 5/31/22	60,002
2,700	Great Elm Capital Corp. 8.250%, 6/30/20[3]	68,769
5,893	Harvest Capital Credit Corp. 6.125%, 9/15/22	149,270
15,907	KCAP Financial, Inc. 6.125%, 9/30/22	401,970
6,407	Stellus Capital Investment Corp. 5.750%, 9/15/22	160,560
2,964	THL Credit, Inc. 6.750%, 12/30/22[3]	76,886
791	THL Credit, Inc. 6.750%, 11/15/21[3]	20,265
38,139	TICC Capital Corp. 6.500%, 3/30/24	996,191
6,972	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/22	175,694
		2,747,659

	TOTAL PREFERRED STOCKS (Cost $2,681,537)	2,747,659

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.0%
	NXP Semiconductors N.V.
37	Exercise Price: $110.00, Notional Amount: $407,000, Expiration Date: October 20, 2017	14,430

	TOTAL CALL OPTIONS (Cost $12,386)	14,430

	PUT OPTIONS – 0.1%
	NXP Semiconductors N.V.
28	Exercise Price: $110.00, Notional Amount: $308,000, Expiration Date: December 15, 2017	4,760
	SPDR Bloomberg Barclays High Yield Bond ETF
248	Exercise Price: $37.00, Notional Amount: $917,600, Expiration Date: January 19, 2018*	22,940
403	Exercise Price: $37.00, Notional Amount: $1,491,100, Expiration Date: September 15, 2017*	6,448

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	VanEck Vectors Semiconductor ETF
220	Exercise Price: $88.00, Notional Amount: $1,936,000, Expiration Date: November 17, 2017	$61,600

	TOTAL PUT OPTIONS (Cost $169,637)	95,748

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $182,023)	110,178

Number of Shares

	RIGHTS – 0.0%
49	Reaves Utility Income Fund, Expiration Date: October 4, 2017*	17
905	RMR Real Estate Income Fund, Expiration Date: September 19, 2017*	498

	TOTAL RIGHTS (Cost $0)	515

	WARRANTS – 0.0%
9,150	National Energy Services Reunited Corp., Expiration Date: June 5, 2022*	4,575

	TOTAL WARRANTS (Cost $5,033)	4,575

	SHORT-TERM INVESTMENTS – 26.8%
41,062,409	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.88%[2,3]	41,062,409

	TOTAL SHORT-TERM INVESTMENTS (Cost $41,062,409)	41,062,409

	TOTAL INVESTMENTS – 102.2% (Cost $150,038,211)	156,648,548
	Liabilities in Excess of Other Assets – (2.2)%	(3,375,972)

	TOTAL NET ASSETS – 100.0%	$153,272,576
	SECURITIES SOLD SHORT – (32.6)%
	COMMON STOCKS – (26.0)%
	COMMUNICATIONS – (3.4)%
(29,018)	Beasley Broadcast Group, Inc.	$(288,729)
(30,900)	Blucora, Inc.*	(704,520)
(133,238)	CenturyLink, Inc.	(2,627,453)
(9,400)	Criteo S.A.*	(457,874)
(3,130)	Saga Communications, Inc.	(127,861)
(9,500)	Tribune Media Co.	(380,665)
(16,224)	TrueCar, Inc.*	(274,997)
(7,140)	Tucows, Inc.*	(377,349)
		(5,239,448)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY – (4.2)%
(1,414)	Alibaba Group Holding Ltd. - ADR*	$(242,840)
(380)	AutoZone, Inc.*	(200,807)
(8,333)	CarMax, Inc.*	(559,561)
(3,265)	Cavco Industries, Inc.*	(439,306)
(1,834)	Domino's Pizza, Inc.	(334,265)
(11,371)	Freshpet, Inc.*	(180,230)
(1,969)	Hilton Worldwide Holdings, Inc.	(126,666)
(5,234)	JD.com, Inc. - ADR*	(219,357)
(25,342)	Liberty Interactive Corp. QVC Group - Class A*	(560,565)
(12,674)	Matthews International Corp.	(763,609)
(2,649)	Nutrisystem, Inc.	(143,841)
(668)	O'Reilly Automotive, Inc.*	(131,015)
(5,703)	Oxford Industries, Inc.	(329,690)
(4,800)	Papa John's International, Inc.	(358,992)
(5,869)	Sotheby's*	(263,342)
(1,117)	Tesla Motors, Inc.*	(397,540)
(7,567)	Wayfair, Inc.*	(537,333)
(19,059)	Wingstop, Inc.	(617,702)
		(6,406,661)

	CONSUMER STAPLES – (1.1)%
(19,265)	Blue Buffalo Pet Products, Inc.*	(496,266)
(1,164)	Clorox Co.	(161,249)
(2,254)	Colgate-Palmolive Co.	(161,477)
(1,052)	Costco Wholesale Corp.	(164,890)
(1,509)	Hershey Co.	(158,324)
(640)	J&J Snack Foods Corp.	(81,594)
(2,447)	Kellogg Co.	(160,181)
(1,970)	Kraft Heinz Co.	(159,077)
(3,806)	Mondelez International, Inc. - Class A	(154,752)
		(1,697,810)

	ENERGY – (1.4)%
(21,155)	Andeavor Logistics LP	(1,052,461)
(1,216)	Concho Resources, Inc.*	(134,940)
(1,648)	Diamondback Energy, Inc.*	(149,622)
(12,793)	Laredo Petroleum, Inc.*	(158,889)
(6,471)	Matador Resources Co.*	(152,586)
(5,415)	Parsley Energy, Inc. - Class A*	(135,646)
(970)	Pioneer Natural Resources Co.	(125,760)
(3,557)	Resolute Energy Corp.*	(105,109)
(802)	Rice Energy, Inc.*	(21,943)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(4,719)	RSP Permian, Inc.*	$(148,082)
		(2,185,038)

	FINANCIALS – (8.6)%
(4,306)	Acadia Realty Trust - REIT	(123,539)
(16,780)	Australia & New Zealand Banking Group Ltd.	(392,187)
(5,325)	Bank of Montreal[1]	(382,282)
(6,555)	Bank of Nova Scotia[1]	(407,328)
(13,900)	Bank of the Ozarks, Inc.	(597,144)
(29,131)	BofI Holding, Inc.*	(772,263)
(4,769)	Canadian Imperial Bank of Commerce[1]	(400,405)
(5,439)	China Life Insurance Co., Ltd. - ADR	(87,677)
(15,040)	Columbia Banking System, Inc.	(559,037)
(6,491)	Commonwealth Bank of Australia	(391,142)
(10,424)	DiamondRock Hospitality Co. - REIT	(114,560)
(34,500)	Digital Realty Trust, Inc. - REIT	(4,082,730)
(951)	Federal Realty Investment Trust - REIT	(120,710)
(12,500)	Health Insurance Innovations, Inc.*	(420,625)
(1,397)	Home BancShares, Inc.	(32,564)
(3,762)	Hudson Pacific Properties, Inc. - REIT	(124,146)
(3,524)	Iron Mountain, Inc. - REIT	(138,916)
(7,743)	Kilroy Realty Corp.	(536,048)
(4,566)	Mack-Cali Realty Corp. - REIT	(104,516)
(18,276)	National Australia Bank Ltd.	(438,775)
(12,000)	Omega Healthcare Investors, Inc.	(382,440)
(11,066)	Pennsylvania Real Estate Investment Trust - REIT	(110,992)
(3,410)	Primerica, Inc.	(261,035)
(9,211)	Ramco-Gershenson Properties Trust - REIT	(121,125)
(1,923)	Regency Centers Corp. - REIT	(123,687)
(4,327)	Royal Bank of Canada[1]	(320,457)
(2,992)	Taubman Centers, Inc. - REIT	(156,302)
(7,898)	Toronto-Dominion Bank[1]	(423,412)
(21,783)	Trupanion, Inc.*	(476,612)
(3,972)	Weingarten Realty Investors - REIT	(127,263)
(15,600)	Westpac Banking Corp.	(387,799)
		(13,117,718)

	HEALTH CARE – (3.8)%
(8,354)	Becton, Dickinson and Co.	(1,666,122)
(1,500)	Henry Schein, Inc.*	(260,520)
(9,190)	Insulet Corp.*	(533,571)
(18,786)	Lannett Co., Inc.*	(329,694)
(59,584)	MiMedx Group, Inc.*	(969,432)
(6,800)	Patterson Cos., Inc.	(261,800)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(8,373)	Tactile Systems Technology, Inc.*	$(275,304)
(28,750)	Teladoc, Inc.*	(964,563)
(9,988)	USANA Health Sciences, Inc.*	(591,290)
		(5,852,296)

	INDUSTRIALS – (0.8)%
(18,452)	AAON, Inc.	(601,535)
(3,481)	Kennametal, Inc.	(121,835)
(5,726)	Pool Corp.	(570,825)
		(1,294,195)

	MATERIALS – (0.4)%
(51,600)	Fortescue Metals Group Ltd.	(246,535)
(4,940)	Trex Co., Inc.*	(375,440)
		(621,975)

	TECHNOLOGY – (1.9)%
(12,647)	Advanced Micro Devices, Inc.*	(164,411)
(13,164)	Applied Optoelectronics, Inc.*	(778,256)
(1,610)	Autodesk, Inc.*	(184,280)
(1,799)	Cavium, Inc.*	(113,895)
(1,883)	Evolent Health, Inc. - Class A*	(31,446)
(9,900)	Impinj, Inc.*	(378,576)
(32,814)	MINDBODY, Inc. - Class A*	(776,051)
(4,576)	Motorola Solutions, Inc.	(403,237)
		(2,830,152)

	UTILITIES – (0.4)%
(34,307)	Spark Energy, Inc. - Class A	(543,766)

	TOTAL COMMON STOCKS (Proceeds $38,221,168)	(39,789,059)

	EXCHANGE-TRADED FUNDS – (6.6)%
(21,876)	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	(643,373)
(35,883)	iShares China Large-Cap ETF	(1,587,464)
(28,264)	iShares MSCI Australia ETF	(640,180)
(23,504)	iShares MSCI China ETF	(1,457,248)
(13,246)	iShares MSCI Emerging Markets ETF	(593,818)
(23,543)	iShares MSCI Hong Kong ETF	(581,277)
(45,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(1,676,700)
(12,000)	SPDR S&P500 ETF Trust	(2,969,880)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $9,502,604)	(10,149,940)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	TOTAL SECURITIES SOLD SHORT (Proceeds $47,723,772)	$(49,938,999)

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Darling Ingredients, Inc.
(500)	Exercise Price: $17.00, Notional Amount: $(850,000), Expiration Date: September 15, 2017	(30,000)
	Straight Path Communications, Inc.
(5)	Exercise Price: $180.00, Notional Amount: $(90,000), Expiration Date: November 17, 2017*	(775)
(5)	Exercise Price: $180.00, Notional Amount: $(90,000), Expiration Date: December 15, 2017*	(775)

	TOTAL CALL OPTIONS (Proceeds $22,067)	(31,550)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $22,067)	$(31,550)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short.
[4]	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at August 31, 2017	Unrealized Appreciation (Depreciation)

(8)	Australian Dollar Currency Futures	September 2017	$(595,897)	$(635,840)	$(39,943)
(10)	BP Currency Futures	September 2017	(810,971)	(808,750)	2,221
(10)	Canadian Dollar Currency Futures	December 2017	(797,861)	(800,949)	(3,088)
(6)	Copper Futures	December 2017	(393,768)	(464,775)	(71,007)
(16)	Euro FX Currency Futures	September 2017	(2,324,808)	(2,382,399)	(57,591)
(21)	Euro-Bund Futures	September 2017	(4,056,196)	(4,055,250)	946
10	Gold Futures	December 2017	1,292,528	1,322,200	29,672
(3)	Japanese 10-Year Bond Futures	September 2017	(4,114,873)	(4,123,892)	(9,019)
(11)	Japanese Yen Currency Futures	September 2017	(1,255,609)	(1,251,044)	4,565
5	Natural Gas Futures	July 2018	145,796	146,850	1,054
(7)	New Zealand Dollar Currency Futures	December 2017	(503,343)	(501,480)	1,863
9	Platinum Futures	October 2017	418,165	449,325	31,160
8	Silver Futures	December 2017	663,572	703,000	39,428
32	U.S. 10-Year Treasury Note Futures	December 2017	4,048,596	4,063,499	14,903
5	U.S. Long Bond Futures	December 2017	774,859	780,469	5,610
(9)	WTI Crude Futures	December 2017	(423,605)	(437,040)	(13,435)
TOTAL FUTURES CONTRACTS			$(7,933,415)	$(7,996,076)	$(62,661)

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund
SUMMARY OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Closed-End Funds	15.9%
Common Stocks
Health Care	14.6%
Financials	11.1%
Communications	11.1%
Technology	7.9%
Consumer Discretionary	3.1%
Materials	2.9%
Energy	2.1%
Consumer Staples	2.0%
Utilities	1.5%
Industrials	1.3%
Total Common Stocks	57.6%
Preferred Stocks	1.8%
Purchased Options Contracts	0.1%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	26.8%
Total Investments	102.2%
Liabilities in Excess of Other Assets	(2.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
As of August 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $149,856,188)	$156,538,370
Purchased options contracts, at value (cost $182,023)	110,178
Foreign currency, at value (cost $9,093)	9,118
Unrealized appreciation on open futures contracts	131,422
Cash	1,053,352
Cash deposited with brokers for securities sold short	50,179,679
Cash deposited with brokers for futures contracts	440,552
Due from Custodian	1,657,753
Receivables:
Investment securities sold	2,591,435
Fund shares sold	114,729
Dividends and interest	71,241
Prepaid expenses	70,847
Prepaid offering costs	8,340
Total assets	212,977,016

Liabilities:
Securities sold short, at value (proceeds $47,723,772)	49,938,999
Written options contracts, at value (proceeds $22,067)	31,550
Foreign currency due to custodian, at value (proceeds $2,396,802)	2,510,304
Unrealized depreciation on open futures contracts	194,083
Payables:
Investment securities purchased	6,602,582
Fund shares redeemed	57,770
Advisory fees	206,113
Shareholder servicing fees (Note 7)	24,231
Distribution fees (Note 6)	5,918
Dividends and interest on securities sold short	104,508
Auditing fees	8,875
Fund accounting fees	7,951
Transfer agent fees and expenses	7,392
Chief Compliance Officer fees	2,631
Trustees' fees and expenses	299
Accrued other expenses	1,234
Total liabilities	59,704,440

Net Assets	$153,272,576

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$148,175,016
Accumulated net investment loss	(648,928)
Accumulated net realized gain on investments, purchased options contracts, securities sold short, written options contracts, futures contracts and foreign currency transactions	1,537,240
Net unrealized appreciation (depreciation) on:
Investments	6,682,182
Purchased options contracts	(71,845)
Securities sold short	(2,215,227)
Written options contracts	(9,483)
Futures contracts	(62,661)
Foreign currency translations	(113,718)
Net Assets	$153,272,576

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$27,933,860
Shares of beneficial interest issued and outstanding	1,047,050
Redemption price per share*	26.68
Maximum sales charge (5.00% of offering price)**	1.40
Maximum offering price to public	$28.08

Class I Shares:
Net assets applicable to shares outstanding	$125,338,716
Shares of beneficial interest issued and outstanding	4,616,785
Redemption price	$27.15

*	No sales charge applies on investments of $1 million or more.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $5,757)	$2,326,430
Interest	150,785
Total investment income	2,477,215

Expenses:
Advisory fees	1,216,617
Interest expense	558,320
Dividends on securities sold short (net of foreign withholding taxes of $3,478)	534,449
Shareholder servicing fees - Class I (Note 7)	61,334
Shareholder servicing fees - Class A (Note 7)	22,014
Fund administration fees	39,148
Distribution fees (Note 6)	36,690
Fund accounting fees	23,298
Shareholder reporting fees	22,411
Registration fees	20,071
Offering costs	14,078
Legal fees	14,066
Chief Compliance Officer fees	13,610
Transfer agent fees and expenses	13,540
Miscellaneous	11,763
Auditing fees	8,874
Trustees' fees and expenses	3,777
Custody fees	3,444
Insurance fees	2,017
Total expenses	2,619,521
Net investment loss	(142,306)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short, Written Options Contracts, Futures Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	3,640,253
Purchased options contracts	(680,629)
Securities sold short	(2,168,584)
Written options contracts	81,812
Futures contracts	25,136
Foreign currency transactions	(82,082)
Net realized gain	815,906
Net change in unrealized appreciation/depreciation on:
Investments	1,766,295
Purchased options contracts	177,707
Securities sold short	(117,228)
Written options contracts	(16,670)
Futures contracts	37,507
Foreign currency translations	(91,739)
Net change in unrealized appreciation/depreciation	1,755,872
Net realized and unrealized gain on investments, purchased options contracts, securities sold short, written options contracts, futures contracts and foreign currency
2,571,778

Net Increase in Net Assets from Operations	$2,429,472

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended August 31, 2017 (Unaudited)	For the Year Ended February 28, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(142,306)	$(1,689,126)
Net realized gain	815,906	3,190,087
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, written options contracts, futures contracts and foreign currency	1,755,872	639,356
Net increase in net assets resulting from operations	2,429,472	2,140,317

Distributions to Shareholders:
From net realized gain:
Class A	-	(334,841)
Class I	-	(1,171,528)
Total distributions to shareholders	-	(1,506,369)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,715,127	29,390,814
Class I	32,620,194	95,685,383
Reinvestment of distributions:
Class A	-	309,267
Class I	-	1,108,775
Cost of shares redeemed:
Class A	(7,007,324)	(30,357,976)
Class I	(21,012,829)	(13,778,754)
Net increase in net assets from capital transactions	8,315,168	82,357,509

Total increase in net assets	10,744,640	82,991,457

Net Assets:
Beginning of period	142,527,936	59,536,479
End of period	$153,272,576	$142,527,936

Accumulated net investment loss	$(648,928)	$(506,622)

Capital Share Transactions:
Shares sold:
Class A	140,862	1,112,635
Class I	1,216,717	3,561,701
Shares reinvested:
Class A	-	11,728
Class I	-	41,403
Shares redeemed:
Class A	(265,595)	(1,146,048)
Class I	(783,125)	(513,031)
Net increase in capital share transactions	308,859	3,068,388

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended August 31, 2017 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$2,429,472
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(219,561,104)
Sales of long-term portfolio investments	224,078,278
Proceeds from securities sold short	98,412,457
Cover short securities	(89,608,301)
Premiums received on written options	268,828
Closed written options	(187,016)
Sale of short-term investments, net	3,881,551
Increase in cash held by brokers	(21,106,082)
Decrease in deposits at broker - foreign currency	105,959
Increase in cash Due from Custodian	(1,657,753)
Decrease in investment securities sold receivable	272,184
Increase in unrealized appreciation on open futures contracts	(53,593)
Decrease in dividends and interest receivables	24,391
Increase in other assets	(19,542)
Decrease in foreign currency payable	(2,912,680)
Increase in payables for securities purchased	1,687,649
Increase in unrealized depreciation on open futures contracts	16,086
Increase in payables for dividends on short positions	55,356
Increase in Advisory and Subadvisory fees	25,022
Decrease in accrued expenses	(89,371)
Litigation proceeds	3,120
Return of capital dividends received	1,795
Net realized gain on investments	(872,852)
Net change in unrealized appreciation/depreciation on investments	(1,810,104)
Net cash used for operating activities	(6,616,250)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	36,332,942
Redemption of shares, net of redemption fees	(28,668,992)
Net cash provided by financing activities	7,663,950

Net Increase in Cash	1,047,700

Cash:
Beginning balance	5,652
Ending balance	$1,053,352

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund
FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended August 31, 2017 (Unaudited)		For the Year Ended February 28, 2017		For the Year Ended February 29, 2016		For the Year Ended February 28, 2015		For the Year Ended February 28, 2014		For the Period April 30, 2012** through February 28, 2013
Net asset value, beginning of period	$26.28		$25.88		$26.07		$26.31		$25.22		$25.00
Income from Investment Operations:
Net investment loss[1]	(0.06)		(0.54)		(0.17)		(0.56)		(0.56)		(0.32)
Net realized and unrealized gain on investments	0.46		1.38		1.25		0.61		1.70		0.56
Total from investment operations	0.40		0.84		1.08		0.05		1.14		0.24

Less Distributions:
From net realized gain	-		(0.44)		(1.27)		(0.29)		(0.05)		(0.02)
Total distributions	-		(0.44)		(1.27)		(0.29)		(0.05)		(0.02)

Redemption fee proceeds[1]	-		-		-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$26.68		$26.28		$25.88		$26.07		$26.31		$25.22

Total return[3]	1.48%	[4]	3.22%		4.30%		0.21%		4.54%		0.96%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,934		$30,800		$30,888		$18,949		$20,932		$17,347

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.69%	[5,6]	3.71%	[6]	4.66%	[6]	3.89%	[6]	4.42%	[6]	5.49%	[5,6]
After fees waived and expenses absorbed	3.69%	[5,6]	3.66%	[6]	4.02%	[6]	3.26%	[6]	3.74%	[6]	3.80%	[5,6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.43)%	[5]	(2.08)%		(3.31)%		(2.52)%		(3.10)%		(4.20)%	[5]
After fees waived and expenses absorbed	(0.43)%	[5]	(2.03)%		(2.67)%		(1.89)%		(2.42)%		(2.51)%	[5]

Portfolio turnover rate	176%	[4]	323%		393%		360%		270%		205%	[4]

*
Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the Vivaldi Multi-Strategy Fund as of the close of business December 18, 2016.

**	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.44% for the six months ended August 31, 2017. For the prior periods, the ratios would have been lowered by 1.20%, 1.22%, 0.58%, 0.81% and 0.84%, respectively.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund
FINANCIAL HIGHLIGHTS
Class I*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended August 31, 2017 (Unaudited)		For the Year Ended February 28, 2017		For the Year Ended February 29, 2016		For the Year Ended February 28, 2015		For the Year Ended February 28, 2014		For the Period April 30, 2012** through February 28, 2013
Net asset value, beginning of period	$26.71		$26.21		$26.29		$26.45		$25.28		$25.00
Income from Investment Operations:
Net investment loss[1]	(0.02)		(0.47)		(0.51)		(0.41)		(0.50)		(0.16)
Net realized and unrealized gain on investments	0.46		1.41		1.70		0.54		1.72		0.46
Total from investment operations	0.44		0.94		1.19		0.13		1.22		0.30

Less Distributions:
From net realized gain	-		(0.44)		(1.27)		(0.29)		(0.05)		(0.02)
Total distributions	-		(0.44)		(1.27)		(0.29)		(0.05)		(0.02)

Redemption fee proceeds[1]	-		-		-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$27.15		$26.71		$26.21		$26.29		$26.45		$25.28

Total return[3]	1.65%	[4]	3.56%		4.69%		0.52%		4.85%		1.20%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$125,339		$111,728		$28,648		$16,360		$20,190		$12,875

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.39%	[5,6]	3.41%	[6]	4.45%	[6]	3.58%	[6]	4.12%	[6]	5.77%	[5,6]
After fees waived and expenses absorbed	3.39%	[5,6]	3.36%	[6]	3.74%	[6]	2.95%	[6]	3.44%	[6]	3.46%	[5,6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.13)%	[5]	(1.78)%		(3.21)%		(2.19)%		(2.80)%		(4.41)%	[5]
After fees waived and expenses absorbed	(0.13)%	[5]	(1.73)%		(2.50)%		(1.56)%		(2.12)%		(2.10)%	[5]

Portfolio turnover rate	176%	[4]	323%		393%		360%		270%		205%	[4]

*
Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the Vivaldi Multi-Strategy Fund as of the close of business December 18, 2016.

**	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.44% for the six months ended August 31, 2017. For the prior periods, the ratios would have been lowered by 1.20%, 1.27%, 0.57%, 0.81% and 0.80%, respectively.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Unaudited)

Note 1 – Organization
Vivaldi Multi-Strategy Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on April 30, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(h) Equity Swaps
The Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Fund may enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payment that the Fund is contractually entitled to receive, if any. The Fund will segregate cash or other liquid securities in an amount having an aggregate net asset value at least equal to the accrued excess of the Fund’s obligations over its entitlements with respect to each equity swap.

(i) Short-Term Investments
The Fund invests a significant amount (26.8% as of August 31, 2017) in the Morgan Stanley Institutional Liquidity Fund – Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per April 30, 2017 Semi-Annual report of Morgan Stanley Institutional Liquidity Fund – Government Portfolio was 0.17%.

(j) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $26,993, which are being amortized over a one-year period from December 19, 2016.

(k) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended February 28, 2014 – 2017 and as of and during the year ended February 28, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

(l) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Vivaldi Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.60% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 2.25% and 1.95% of the Fund’s average daily net assets for Class A Shares and Class I Shares, respectively, until December 16, 2018. This agreement to waive fees and/or pay for operating expenses may only be terminated before that date by the Trust’s Board of Trustees.

The Advisor has engaged Crescat Portfolio Management, LLC and RiverNorth Capital Management, LLC, (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage the assets of the Fund and pays the Sub-Advisors from its advisory fees.

For the six months ended August 31, 2017, the Advisor did not waive its fees or absorb other expenses. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At August 31, 2017, the amount of these potentially recoverable expenses was $0.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended August 31, 2017, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended August 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At August 31, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$103,180,571

Gross unrealized appreciation	$9,053,638
Gross unrealized depreciation	(5,556,210)

Net unrealized appreciation on investments	$3,497,428

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of February 28, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,107,765
Undistributed long-term capital gains	130,424
Accumulated earnings	1,238,189

Accumulated capital and other losses	-
Unrealized appreciation on investments	4,299,059
Unrealized depreciation on securities sold short	(2,854,367)
Unrealized appreciation on written options contracts	7,187
Unrealized depreciation on foreign currency transactions	(21,980)
Total accumulated earnings	$2,668,088

The tax character of distributions paid during the fiscal years ended February 28, 2017 and February 29, 2016, respectively, was as follows:

Distribution paid from:	2017	2016
Ordinary income	$1,271,108	$1,039,990
Net long-term capital gains	235,261	383,232
Total taxable distributions	$1,506,369	$1,423,222

Note 5 – Investment Transactions
For the six months ended August 31, 2017, purchases and sales of investments, excluding short-term investments, were $217,327,505 and $221,834,522, respectively. Proceeds from securities sold short and cover short securities were $98,412,457 and $89,608,301, respectively, for the same period.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I does not pay any distribution fees.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

For the six months ended August 31, 2017, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended August 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks*	$88,329,935	$-	$-	$88,329,935
Preferred Stocks	2,747,659	-	-	2,747,659
Closed-End Mutual Funds	24,393,277	-	-	24,393,277
Purchased Options Contracts	25,638	84,540	-	110,178
Rights	515	-	-	515
Warrants	4,575	-	-	4,575
Short-Term Investments	41,062,409	-	-	41,062,409
Total Assets	$156,564,008	$84,540	$-	$156,648,548

Other Financial Instruments[1]
Futures Contracts	$131,422	$-	$-	$131,422

Liabilities
Securities Sold Short
Common Stocks*	$39,789,059	$-	$-	$39,789,059
Exchange-Traded Funds	10,149,940	-	-	10,149,940
Written Options Contracts	-	31,550	-	31,550
Total Liabilities	$49,938,999	$31,550	$-	$49,970,549

Other Financial Instruments[1]
Futures Contracts	$194,083	$-	$-	$194,083

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[1]	Other financial instruments are derivative instruments such as futures. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Vivaldi Multi-Strategy Fund
Beginning balance February 28, 2017	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of August 31, 2017	$-

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts, warrants and futures contracts during the six months ended August 31, 2017.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of August 31, 2017 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Commodity Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Purchased options contracts, at value	$-	$110,178	$-	$-	$110,178
Warrants, at value	-	4,575	-	-	4,575
Unrealized appreciation on open futures contracts	101,314	-	8,649	21,459	131,422
	$101,314	$114,753	$8,649	$21,459	$246,175

Liabilities
Written options contracts, at fair value	$-	$31,550	$-	$-	$31,550
Unrealized depreciation on open futures contracts	84,442	-	100,622	9,019	194,083
	$84,442	$31,550	$100,622	$9,019	$225,633

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2017 are as follows:

	Derivatives not designated as hedging instruments
	Commodity Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$-	$(783,081)	$-	$102,552	$(680,529)
Written options contracts	-	81,812	-	-	81,812
Futures contracts	56,073	(67,866)	91,982	(55,053)	25,136
	$56,073	$(769,135)	$91,982	$47,499	$(573,581)

	Commodity Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$-	$177,707	$-	$-	$177,707
Warrants	-	4,575	-	-	4,575
Written options contracts	-	(16,670)	-	-	(16,670)
Futures contracts	(7,375)	-	(90,975)	135,857	37,507
	$(7,375)	$165,612	$(90,975)	$135,857	$203,119

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of August 31, 2017 are as follows:

Quarterly Derivative Averages

Derivative	Quarterly Average	Number
Options Contracts - Purchased	Number of contracts	830
Options Contracts - Written	Number of contracts	(372)
Warrants	Market value	$4,575
Futures Contracts - Long	Number of contracts	52
Futures Contracts - Short	Number of contracts	(109)

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open futures contacts – asset	R.J. O'Brien	$131,422	$(131,422)	$-	$-
Unrealized depreciation on open futures contacts – liability	R.J. O'Brien	194,083	(131,422)	(62,661)	-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Vivaldi Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2017 (Unaudited)

Note 12 - Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 - Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 14 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Vivaldi Multi-Strategy Fund
EXPENSE EXAMPLE
For the Six Months Ended August 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchases within certain classes; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class A only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2017 to August 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” in the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		3/1/17	8/31/17	3/1/17 – 8/31/17
Class A	Actual Performance	$1,000.00	$1,014.80	$18.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,006.62	18.65
Class I	Actual Performance	1,000.00	1,016.50	17.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,008.13	17.14

*
Expenses are equal to the Fund’s annualized expense ratios of 3.69% and 3.39% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period) for Class A shares and Class I shares. Assume all dividends and distributions were reinvested.

Vivaldi Multi-Strategy Fund
A series of Investment Managers Series Trust II

Investment Advisor
Vivaldi Asset Management, LLC
225 West Wacker, Suite 2100
Chicago, Illinois 60606

Sub-Advisor
Crescat Portfolio Management, LLC
1560 Broadway, Suite 2270
Denver, Colorado 80202

Sub-Advisor
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, Illinois 60654

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Vivaldi Multi-Strategy Fund - Class A	OMOAX	46141T 687
Vivaldi Multi-Strategy Fund - Class I	OMOIX	46141T 679

Privacy Principles of the Vivaldi Multi-Strategy Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vivaldi Multi-Strategy Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (877) 779-1999.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (877) 779-1999.

Vivaldi Multi-Strategy Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 779-1999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	11/09/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	11/09/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	11/09/2017